Subsequent Events (unaudited) - Additional Information (Detail) $ in Millions	Mar. 30, 2020 USD ($)
Revenue From Collaborative Arrangement Excluding Revenue From Contract With Customer	$ 32.5
HK Tainuo [Member] | Collaborative Arrangement [Member]
License agreement upfront payment.	$ 10.0